Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated deficit	Accumulated deficit Previously Reported	Accumulated deficit Revision of Prior Period, Adjustment
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of ASC		$ 7,215	$ (5,669)	$ 715	$ 1,739,834		$ (228,704)	$ (234)
Balance at beginning of period (in shares) at Dec. 31, 2019		143,277,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		0
Distribution of treasury shares ( in shares)		0
Balance at end of period (in shares) at Jun. 30, 2020		143,277,697
Balance at beginning of period at Dec. 31, 2019		$ 7,215	(5,669)	715	1,739,834		(228,704)	(234)
Increase (decrease) in Equity [Roll Forward]
Shares issued		0	0	0
Stock option expense				53
Transfer to contributed surplus				0	0
Distributions to shareholders					(7,164)
Loss on distributed treasury shares						$ 0
Net income (loss)						(202,101)
Balance at end of period at Jun. 30, 2020	$ 1,303,945	7,215	(5,669)	768	1,732,670	(431,039)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of ASC	1,303,945	7,215	(5,669)	768	1,732,670	(431,039)
Adjustment on adoption of ASC	$ 1,368,756	$ 7,215	(5,386)	979	1,732,670		(366,722)	0
Balance at beginning of period (in shares) at Dec. 31, 2020	143,327,697	143,327,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		56,917,924
Distribution of treasury shares ( in shares)		170,000
Balance at end of period (in shares) at Jun. 30, 2021	200,415,621	200,415,621
Balance at beginning of period at Dec. 31, 2020	$ 1,368,756	$ 7,215	(5,386)	979	1,732,670		$ (366,722)	$ 0
Increase (decrease) in Equity [Roll Forward]
Shares issued		2,846	964	349,379
Stock option expense				313
Transfer to contributed surplus				(350,671)	350,671
Distributions to shareholders					(50,104)
Loss on distributed treasury shares						(390)
Net income (loss)						128,074
Balance at end of period at Jun. 30, 2021	1,799,838	10,061	(4,422)	0	2,033,237	(239,038)
Increase (decrease) in Equity [Roll Forward]
Adjustment on adoption of ASC	$ 1,799,838	$ 10,061	$ (4,422)	$ 0	$ 2,033,237	$ (239,038)